INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 14,048,000	$ 13,721,000
Research and experimentation credit carryforwards	2,268,000	2,268,000
Charitable contribution carryforward	4,000	6,000
Accrued expenses, deferred revenue and other	523,000	591,000
Share-based compensation	824,000	774,000
Deferred Tax Assets, Gross	17,667,000	17,360,000
Less - valuation allowance	(17,667,000)	(17,360,000)
Net deferred tax assets	$ 0	$ 0